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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: __________
 This Amendment (Check only one.):      [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kidron Capital LLC
Address: 601 Carlson Parkway
         Suite 730
         Minnetonka, MN 55305

Form 13F File Number: 028-11591

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles M. Webster
Title: Managing Member
Phone: (952) 404-2309

Signature, Place, and Date of Signing:

/s/ Charles M. Webster     Minnetonka, Minnesota      February 11, 2008
---------------------- -----------------------------  -----------------
     [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           24
Form 13F Information Table Value Total: $    562,348
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      2

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
                                                                        VOTING AUTHORITY
                                                                        ----------------
                                               VALUE   TOTAL
                                               TOTAL   SHARES   INV
NAME OF ISSUER       CLASS            CUSIP   (x1000)  AMOUNT   DISC      SOLE    SHARED NONE
--------------       -------------- --------- ------- --------- ------- --------- ------ ----
AON CORP............ COM            037389103 72,805  1,526,638 SOLE    1,526,638
APTARGROUP INC...... COM            038336103 25,970    634,800 SOLE      634,800
BRIGHT HORIZON
 FAMILY SOLUTI...... COM            109195107 24,062    696,633 OTHER     696,633
C H ROBINSON
 WORLDWIDE INC...... COM NEW        12541W209 70,194  1,297,000 SOLE    1,297,000
COMPASS MINERALS
 INTL INC........... COM            20451N101 20,425    498,163 SOLE      498,163
COURIER CORP........ COM            222660102 19,013    575,970 OTHER     575,970
DCP MIDSTREAM
 PARTNERS LP........ COM UT LTD PTN 23311P100 31,873    693,641 SOLE      693,641
DELL INC............ COM            24702R101 41,790  1,705,000 OTHER   1,705,000
ENCORE CAP GROUP INC COM            292554102 10,261  1,060,000 OTHER   1,060,000
EXTERRAN PARTNERS LP COM UNITS      30225N105 24,975    780,469 DEFINED   780,469
FASTENAL CO......... COM            311900104 15,158    375,000 SOLE      375,000
FIRSTSERVICE CORP... SUB VTG SH     33761N109 23,849    781,168 SOLE      781,168
FIRSTSERVICE 7%
 CUMUL PFD.......... PREFERRED      33761N208  3,074    156,833 SOLE      156,833
KIRBY CORP.......... COM            497266106    930     20,000 SOLE       20,000
MAGELLAN MIDSTREAM
 HLDGS LP........... COM LP INTS    55907R108  4,752    177,300 OTHER     177,300
MAGELLAN MIDSTREAM
 PRTNRS LP.......... COM UNIT RP LP 559080106 18,544    427,428 OTHER     427,428
MTS SYS CORP........ COM            553777103 25,598    599,907 OTHER     599,907
PAYCHEX INC......... COM            704326107 22,127    610,900 OTHER     610,900
POLYONE CORP........ COM            73179P106 23,165  3,520,543 OTHER   3,520,543
SPECTRA ENERGY
 PARTNERS LP........ COM            84756N109  2,995    125,000 OTHER     125,000
TEEKAY LNG
 PARTNERS L P....... PRTNRSP UNITS  Y8564M105 19,302    650,559 OTHER     650,559
TENNANT CO.......... COM            880345103 22,154    500,193 SOLE      500,193
UAP HLDG CORP....... COM            903441103 13,337    345,520 SOLE      345,520
VALSPAR CORP........ COM            920355104 25,995  1,153,300 OTHER   1,153,300